Quarterly Financial Data - Table (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Sep. 30, 2015 [2]	Jun. 30, 2015 [3]	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014 [2]	Jun. 30, 2014 [3]	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Operating revenues	[1]									$ 2,659,830	$ 2,780,947	$ 2,466,138
Operating income (loss)										260,773	197,522	165,818
Net income (loss) applicable to common stock										$ 131,259	$ 105,940	$ 80,253
Earnings (loss) per average share of common stock:
Basic										$ 2.64	$ 2.05	$ 1.55
Diluted										$ 2.62	$ 2.05	$ 1.55
WGL
Operating revenues		$ 467,687	$ 441,173	$ 1,001,733	$ 749,237	$ 458,900	$ 467,500	$ 1,174,250	$ 680,297
Operating income (loss)		13,612	(17,567)	142,886	121,842	69,566	(9,489)	104,733	32,712
Net income (loss) applicable to common stock		$ 1,606	$ (15,690)	$ 81,455	$ 63,888	$ 38,038	$ (11,940)	$ 61,213	$ 18,629
Earnings (loss) per average share of common stock:
Basic		$ 0.03	$ (0.32)	$ 1.64	$ 1.28	$ 0.74	$ (0.23)	$ 1.18	$ 0.36
Diluted		$ 0.03	$ (0.32)	$ 1.63	$ 1.28	$ 0.74	$ (0.23)	$ 1.18	$ 0.36
Washington Gas Light Company
Operating revenues		$ 134,959	$ 190,345	$ 615,694	$ 387,193	$ 138,825	$ 197,752	$ 716,808	$ 390,415	$ 1,328,191	$ 1,443,800	$ 1,200,357
Operating income (loss)		(15,454)	(6,729)	129,944	114,623	24,530	4,326	88,038	65,229	222,384	182,123	150,606
Net income (loss) applicable to common stock		$ (19,873)	$ (11,754)	$ 74,364	$ 64,621	$ 9,872	$ (521)	$ 49,176	$ 38,477	$ 107,358	$ 97,004	$ 71,002

[1]	(a) Operating revenues are reported gross of revenue taxes. Revenue taxes of both the regulated utility and the retail energy-marketing segments include gross receipt taxes. Revenue taxes of the regulated utility segment also include public service commission fees, franchise fees and energy taxes. Operating revenue amounts in the “Eliminations” row represent total intersegment revenues associated with sales from the regulated utility segment to the retail energy-marketing segment. Midstream Energy Services’ cost of energy related sales is netted with its gross revenues.
[2]	(c)During the fourth quarter of fiscal year 2015, Washington Gas recorded a one time adjustment of $2.4 million as a result of charges associated with a regulatory proceeding.
[3]	(b) During the third quarter of fiscal year 2015, WGL recorded a $3.0 million liability for un-recovered government contracting costs under the Small Business Administration Development 8(a) Program and Washington Gas recorded approximately $0.5 million in transaction fees related to the sale of its Springfield Operations Center. During the third quarter of fiscal year 2014, Washington Gas recorded a $1.9 million impairment charge on an abandoned LNG storage facility. Refer to Note 1—Accounting Policies of the Notes to Consolidated Financial Statements for further discussion of the impairments.